UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     August 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     1271298

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Alliancebernstein Holding LP   UNIT LTD PARTN   01818G106     3562    40905 SH        SOLE                   40905
Altria Group Inc               COM              02209S103    16794   239439 SH        SOLE                  239439
Ambac Finl Group Inc	       COM              023139108      544     6236 SH        SOLE                    6236
America Movil SA DE CV         SPON ADR L SHS   02364W105   143589  2313239 SH        SOLE                 2313239
American Express Co.           COM              025816109     1169    19100 SH        SOLE                   19100
American Intl Group Inc.       COM              026874107    46236   660232 SH        SOLE                  660232
Bank of America Corp	       COM              060505104     9262   189448 SH	      SOLE	            189448
Banco Bradesco SA              SP ADR PFD NEW   059460303    16342   677800 SH        SOLE                  677800
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201    67531  1519595 SH        SOLE                 1519595
Banco Santander Chile New      SP ADR REP COM   05965X109    18686   377200 SH        SOLE                  377200
Bed Bath & Beyond Inc.	       COM              075896100     8635   239926 SH        SOLE                  239926
Berkshire Hathaway Inc. Del    CL A             084670108    29887      273 SH        SOLE                     273
Berkshire Hathaway Inc. Del    CL B             084670207     9932     2755 SH        SOLE                    2755
Block H&R Inc		       COM		093671105     9652   412990 SH        SOLE		    412990
British American Tobacco PLC   SPONSORED ADR    110448107    22307   322640 SH        SOLE                  322640
Cincinnati Finl Corp.          COM              172062101     4564   105147 SH        SOLE                  105147
Coca Cola Co.                  COM              191216100    12387   236806 SH        SOLE                  236806
Coca Cola Femsa SA DE CV       SPON ADR REP L   191241108    31084   701995 SH        SOLE                  701995
Colgate Palmolive Co	       COM		194162103    13125   202391 SH        SOLE                  202391
Costco Whsl Corp New	       COM		22160K105     1184    20240 SH        SOLE                   20240
Companhia Vale Do Rio Doce     SPONSORED ADR    204412209   118707  2664580 SH        SOLE                 2664580
Countrywide Financial Corp.    COM              222372104     6629   182367 SH        SOLE                  182367
Diageo PLC                     Spon ADR New     25243Q205    16474   197738 SH        SOLE                  197738
Entercom Communications        CL. A            293639100     6954   279405 SH        SOLE                  279405
Federal Home Loan Mortgage     COM              313400301    37814   622968 SH        SOLE                  622968
Federal National Mortgage Ass. COM              313586109    20556   314648 SH        SOLE                  314648
Fifth Third Bancorp            COM              316773100    11528   289857 SH        SOLE                  289857
Fomento Economico Mexicano S   SPON ADR UNITS   344419106    20006   508801 SH        SOLE                  508801
Gannett Inc                    COM              364730101     8153   148363 SH        SOLE                  148363
General Electric Co	       COM		369604103     2061    53840 SH        SOLE                   53840
General Mills Inc.             COM              370334104    14662   250980 SH        SOLE                  250980
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101   111082  1318320 SH        SOLE                 1318320
ICICI Bank Ltd                 ADR              45104G104    67490  1373135 SH        SOLE                 1373135
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      236     2560 SH        SOLE                    2560
Johnson & Johnson              COM              478160104    23092   374752 SH        SOLE                  374752
Kellogg Co.                    COM              487836108    18277   352909 SH        SOLE                  352909
Kookmin Bank New               SPONSORED ADR    50049M109     4632    52800 SH        SOLE                   52800
Legg Mason Inc		       COM		524901105     1660    16875 SH        SOLE                   16875
Leucadia National Corp         COM              527288104     2438    69175 SH        SOLE                   69175
Markel Corp                    COM              570535104      859     1773 SH        SOLE                    1773
Mexico Fund		       COM		592835102    13117   312380 SH	      SOLE		    312380
Millea Holdings Inc            ADR              60032R106     2407    58640 SH        SOLE                   58640
Moodys Corp		       COM		615369105      773    12420 SH	      SOLE		     12420
Novartis AG                    SPONSORED ADR    66987V109    70342  1254546 SH        SOLE                 1254546
Pepsico Inc.                   COM              713448108    19381   298862 SH        SOLE                  298862
Procter & Gamble Co            COM              742718109    28161   460223 SH        SOLE                  460223
Progressive Corp Ohio	       COM		743315103     1283    53635 SH        SOLE                   53635
Reynolds American Inc          COM              761713106     3272    50180 SH        SOLE                   50180
Saga Communications            CL. A            786598102     7920   808144 SH        SOLE                  808144
Signet Group PLC               SP ADR REP 30S   82668L872     7705   363766 SH        SOLE                  363766
SPDR TR                        UNIT SER 1       78462F103      330     2191 SH        SOLE                    2191
swiss Helvetia Fund	       COM		870875101     6905   387927 SH	      SOLE		    387927
Taiwan Semiconductor MFG LTD   SPONSORED ADR    874039100    31335  2815405 SH        SOLE                 2815405
Tesco Corp                     COM              88157K101      667    26144 SH        SOLE                   26144
TJX Companies Inc.             COM              872539101    20735   754015 SH        SOLE                  754105
Total SA		       SPONSORED ADR    89151E109     1208    14914 SH        SOLE                   14914
Toyota Motor Corp              SP ADR REP 2 COM 891331307     2375    18868 SH        SOLE                   18868
United Parcel Service Inc.     CL. B            911312106    13109   179573 SH        SOLE                  179573
Unitedhealth Group Inc	       COM		91324P102    11917   233025 SH        SOLE		    233025
Wachovia Corp 2nd New          COM              929903102    14176   276601 SH        SOLE                  276601
Wal Mart Stores Inc            COM              931142103    25740   535024 SH        SOLE                  535024
Walgreen Co                    COM              931422109     8946   205475 SH        SOLE                  205475
Wells Fargo & Co. Del.         COM              949740104    19008   540454 SH        SOLE                  540454
Yum Brands		       COM		988498101      404    12355 SH	      SOLE		     12355
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